Net Revenues (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R$ 2,589,960,000	R$ 1,684,896,000	R$ 822,203,000
Country of domicile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	843,588,000	534,114,000	210,397,000
Foreign countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R$ 1,746,372,000	R$ 1,150,782,000	R$ 611,806,000